Defiance Daily Target 2X Long AVGO ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 72.4%
Money Market Funds - 4.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	9,415,302	$9,415,302

U.S. Treasury Bills - 67.8%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	140,600,000	140,262,560

TOTAL SHORT-TERM INVESTMENTS (Cost $149,644,158)		149,677,862

TOTAL INVESTMENTS - 72.4% (Cost $149,644,158)		$149,677,862
Other Assets in Excess of Liabilities - 27.6%		57,139,093
TOTAL NET ASSETS - 100.0%		$206,816,955

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long AVGO ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 11.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Broadcom, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 2.50%	Termination(a)	04/30/2027	$48,426,432	$2,831,894
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	09/08/2028	45,486,589	2,834,732
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(f)	12/14/2027	47,657,215	1,976,359
Broadcom, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	09/16/2028	47,102,880	1,713,625
Broadcom, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 4.50%	Termination(c)	10/02/2028	129,824,880	8,010,569
Broadcom, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 3.00%	Termination(e)	01/31/2033	45,156,480	2,814,160
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.50%	Termination(d)	03/31/2033	49,438,560	3,081,020
							23,262,359

Net Unrealized Appreciation (Depreciation)							23,262,359

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.